UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22506

2010 Swift Mandatory Common Exchange Security Trust
(Exact name of registrant as specified in charter)

c/o U.S. Bank National Association, Corporate Trust Services
101 N. 1st Avenue, Suite 1600, Phoenix, AZ 85003
(Address of principal executive offices) (Zip code)

Donald J. Puglisi
c/o U.S. Bank National Association, Corporate Trust Services
101 N. 1st Avenue, Suite 1600, Phoenix, AZ 85003
(Name and address of agent for service)

(602) 257-5433
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2010

Item 1. Reports to Stockholders.

2010 Swift Mandatory Common Exchange Security Trust

Annual Report

Financial Statements as of December 31, 2010, and
for the period from December 21, 2010 (commencement of operations)
through December 31, 2010

Table of Contents

Allocation of Portfolio Assets…………………………………………………………	1
Financial Statements:
Schedule of Investments………………………………………………………...…	2
Statement of Assets and Liabilities………………………………………………...	3
Statement of Operations……………………………………………………………	4
Statement of Changes in Net Assets……………………………………………….	5
Statement of Cash Flows…………………………………………………………..	6
Financial Highlights………………………………………………………………..	7
Notes to Financial Statements……………………………………………………...	8
Report of Independent Registered Public Accounting Firm…………………………..	12
Additional Information………………………………………………………………..	13
Trustees and Officers………………………………………………………………….	14

2010 Swift Mandatory Common Exchange Security Trust
Schedule of Investments
December 31, 2010

	Maturity	Par	Amortized
Security Description	Date	Value	Cost	Fair Value

Stripped United States Treasury Securities - 15.28%*
Stripped United States Treasury Security	2/15/2011	4,170,000	$4,169,397	$4,169,583
Stripped United States Treasury Security	5/15/2011	3,750,000	3,747,089	3,749,625
Stripped United States Treasury Security	8/15/2011	3,750,000	3,743,956	3,747,375
Stripped United States Treasury Security	11/15/2011	3,750,000	3,741,518	3,742,500
Stripped United States Treasury Security	2/15/2012	3,750,000	3,733,675	3,734,625
Stripped United States Treasury Security	5/15/2012	3,750,000	3,732,094	3,731,250
Stripped United States Treasury Security	8/15/2012	3,750,000	3,716,790	3,717,375
Stripped United States Treasury Security	11/15/2012	3,750,000	3,708,920	3,709,125
Stripped United States Treasury Security	2/15/2013	3,750,000	3,695,641	3,731,250
Stripped United States Treasury Security	5/15/2013	3,750,000	3,681,452	3,679,125
Stripped United States Treasury Security	8/15/2013	3,750,000	3,667,575	3,662,625
Stripped United States Treasury Security	11/15/2013	3,750,000	3,649,379	3,644,250
Total Stripped United States Treasury Securities			44,987,486	45,018,708

Forward Purchase Contracts - 84.72%*
Forward Purchase Contracts for Swift Transportation
Company Class A Common Shares			197,519,204	249,545,458
Total Forward Purchase Contracts			197,519,204	249,545,458

Total Investments - 100.00%*			$242,506,690	294,564,166
TOTAL NET ASSETS - 100.00%*				$294,564,166

Footnotes
* Percentages are stated as a percent of net assets.

The accompanying Notes of Financial Statements are an integral part of these statements.

2010 Swift Mandatory Common Exchange Security Trust
Statement of Assets and Liabilities
December 31, 2010

Assets:
Investments in U.S. Treasury Securities, at fair value (cost $44,987,486)	$45,018,708
Investment in Forward Purchase Contracts, at fair value (cost $197,519,204)	249,545,458
Total investments	294,564,166
Restricted cash	723,000
Total Assets	295,287,166

Liabilities
Advanced funding of expense reimbursement	723,000
Total Liabilities	723,000

Net Assets	$294,564,166

Net Assets Consist of:
$0.66 Trust Issued Mandatory Common Exchange Securities ("Securities"),
no par value; 22,727,273 shares issued and outstanding	$242,500,003
Accumulated net investment income	6,687
Net unrealized appreciation on investments	52,057,476
Net Assets	$294,564,166
Net Asset Value per share	$12.96

The accompanying Notes of Financial Statements are an integral part of these statements.

2010 Swift Mandatory Common Exchange Security Trust
Statement of Operations
For the period from December 21, 2010(1) through December 31, 2010

Investment Income
Interest income	$6,687
Total Investment Income	6,687

Expenses
Administration, custody and transfer agent fees	21,644
Professional fees	63,305
Directors' fees	543
Offering costs	1,096
Organizational costs	25,000
Total Expenses	111,588
Reimbursement by Sellers	(111,588)
Net Expenses	-

Net investment income	6,687
Net change in unrealized appreciation on investments	52,057,476
Net Increase in Net Assets Resulting from Operations	$52,064,163

(1) Commencement of operations.

The accompanying Notes of Financial Statements are an integral part of these statements.

2010 Swift Mandatory Common Exchange Security Trust
Statement of Changes in Net Assets
For the period from December 21, 2010(1) through December 31, 2010

Change in Net Assets Resulting from Operations:
Net investment income	$6,687
Net change in unrealized appreciation on investments	52,057,476
Net Increase in Net Assets Resulting from Operations	52,064,163

Change in Net Assets Resulting from Capital Transactions:
Gross proceeds from the sale of Trust Securities	250,000,003
Selling commissions	(7,500,000)
Net Increase in Net Assets Resulting from Capital Transactions	242,500,003

Net Increase in Net Assets	294,564,166
Net Assets, Beginning of Period	-
Net Assets, End of Period	$294,564,166

(1) Commencement of operations.

The accompanying Notes of Financial Statements are an integral part of these statements.

2010 Swift Mandatory Common Exchange Security Trust
Statement of Cash Flows
For the period from December 21, 2010(1) through December 31, 2010

Cash Flows from Operating Activities:
Purchases of U.S. Treasury securities	$(44,980,799)
Purchase of forward purchase contracts	(197,519,204)
Net Cash Used in Operating Activities	(242,500,003)
Cash Flows from Financing Activities:
Proceeds from the sale of Securities, net of selling commissions	242,500,003
Net Cash Provided by Financing Activities	242,500,003

Net Increase in Cash	-
Cash - Beginning of Period	-
Cash - End of Period	$-

Reconciliation of Net Increase in Net Assets Resulting from Operations to
Net Cash Used in Operating Activities:
Net increase in net assets resulting from operations	$52,064,163
Net change in unrealized appreciation on investments	(52,057,476)
Discount accretion of U.S. Treasury securities	(6,687)
Purchases of U.S. Treasury securities	(44,980,799)
Purchases of Forward Purchase Contracts	(197,519,204)
Increase in advanced fundings of expense reimbursement	723,000
Increase in restricted cash	(723,000)
Net Cash Used in Operating Activities	$(242,500,003)

(1) Commencement of operations.

The accompanying Notes of Financial Statements are an integral part of these statements.

2010 Swift Mandatory Common Exchange Security Trust
Financial Highlights
	For the period from December 21, 2010(1) through December 31, 2010

Per Share Operating Performance:
Beginning net asset value	$11.00
Selling commissions	(0.33)

Beginning net asset value, net of selling commission	10.67

Income From Investment Operations:
Net investment income	-
Net realized and unrealized gain on investments	2.29

Total Gain from Investment Operations	2.29

Ending net asset value	$12.96

Total Return	21.46%	(2) (6)

Supplemental Data and Ratios:
Net assets, end of period	$294,564,166
Ratio of expenses to average net assets, before reimbursement	0.08%	(3) (4)
Ratio of expenses to average net assets, after reimbursement	0.00%	(3) (4)
Ratio of net investment income to average net assets, after reimbursement	0.09%	(4)
Portfolio turnover rate	0.00%	(5)

(1) Commencement of operations.
(2) Not annualized.
(3) The Trust is not responsible for any expenses related to its ongoing operations. See Note 3 for additional information.
(4) Annualized ratios of expenses and net investment income calculated using the average of net assets upon commencement and at end of period, as well as annualized income and expense amounts, with the exception of non recurring amounts such as organizational costs and other one time fees.
(5) No investments were sold during the year.
(6) Excludes the impact of selling commissions.

The accompanying Notes of Financial Statements are an integral part of these statements.

2010 Swift Mandatory Common Exchange Security Trust
NOTES TO THE FINANCIAL STATEMENTS
As of and for the year ended December 31, 2010

1.	Organization
The 2010 Swift Mandatory Common Exchange Security Trust ("Trust") was established on December 8, 2010 and is registered as a non-diversified, closed-end investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust commenced operations on December 21, 2010.  In December 2010, the Trust sold $0.66 Trust Issued Mandatory Common Exchange Securities ("Securities") to qualified institutional buyers in reliance on Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The Securities have not been registered for offering under this Act in reliance on the non-public offering exemption provided by Section 4(2) of the Securities Act.  The Trust used the net offering proceeds to purchase a portfolio comprised of U.S. Treasury securities and to pay the purchase price for Forward Purchase Contracts (the “Contracts”) for shares of Class A common stock of Swift Transportation Company (the "Company"), a Delaware corporation. The counterparties to the Contracts are certain existing shareholders of the Company and their affiliates (the “Sellers”).  Under the terms of the Contract, at the Sellers’ discretion, the Trust will exchange each Security for either (i) between 0.8163 of a share and 1.000 share of the Company’s common stock, or (ii) cash equal to the value of the shares of the Company’s common stock on the Exchange Date, December 31, 2013. The Trust will thereafter terminate.

The Trust has entered into an Administration Agreement with U.S. Bank National Association (the "Administrator") to provide administrative services to the Trust.

2.	Significant Accounting Policies
A. Basis of Accounting
The accompanying financial statements of the Trust have been prepared on an accrual basis in conformity with U.S. generally accepted accounting principles (U.S. GAAP).

B. Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

C. Investment Valuation
Investments are carried at fair value.  The Trust will use the following valuation methods to determine fair value for investments for which market quotations are available, or if not available, the fair value as determined in good faith pursuant to such policies and procedures approved by the Trust’s Board of Trustees (“Board of Trustees”) from time to time.  The valuation of the portfolio securities of the Trust currently includes the following processes:

(i)
the U.S. Treasury securities held by the Trust will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the Board of Trustees,
and
(ii)
the Contracts will be valued on the basis of an indicative bid price received by the Trust for the Contracts, or any portion of the Contract covering not less than 1,000 shares, from an independent broker-dealer firm unaffiliated with the Trust to be named by the Board of Trustees who is in the business of making bids on financial instruments similar to the Contract and with comparable terms, or if such a bid quotation is not available, as determined in good faith by the Board of Trustees.

D. Security Transactions and Investment Income
Securities transactions are accounted for as of the date the securities are purchased and sold (trade date).  Interest income is recorded as earned and includes accrual of discount calculated on the effective yield method.  Unrealized gains and losses are accounted for on the specific identification method.

2010 Swift Mandatory Common Exchange Security Trust
NOTES TO THE FINANCIAL STATEMENTS
As of and for the year ended December 31, 2010

E. Forward Purchase Contracts
On December 21, 2010, the Trust entered into nine Contracts, which are derivative instruments, with the Sellers and paid to the Sellers $197,519,204 in connection therewith.  Pursuant to the Contracts, the Sellers are obligated to deliver to the Trust a specified number of shares of the Company’s common stock on December 31, 2013 (the "Exchange Date") so as to permit the holders of the Security to exchange on the Exchange Date each of their shares of the Security for between 0.8163 of a share and 1 share of the Company’s common stock or cash equal to the value of these shares on this date.

At December 31, 2010, the Contracts had the following value:
	Exchange Date	Cost of Contract	Contract Fair Value	Unrealized Appreciation
Forward Contracts for Class A common shares of Swift Transportation Company	12/31/2013	$197,519,204	$249,545,458	$52,026,254

The cost and value of the Contract are included in investments, at fair value in the Statement of Assets and Liabilities.  The unrealized appreciation is included in the net change in unrealized appreciation in the Statement of Operations.

The Sellers’ obligation under the Contracts are collateralized by shares of the Company’s Class A common stock which are being held in the custody of the Trust’s Custodian, U.S. Bank National Association.  At December 31, 2010, the Custodian held 22,727,273 shares of the Company’s common stock with an aggregate value of $284,318,185.

3.	Expenses
The Sellers’ have taken on the responsibility to pay all fees and expenses relating to the offering and operation of the Trust including, but not limited to, organizational costs, offering costs, trustee fees, and administration fees.  The Trust is not responsible for any fees associated with the Trust’s ongoing operations.  In connection with its agreement, the Sellers contributed $855,000 in cash to the Trust to cover current and future operating expenses, as well as organizational costs.  As of December 31, 2010 $723,000 remained of this advanced funding of reimbursed expenses, which is presented as restricted cash on the accompanying Statement of Assets and Liabilities.  Offering costs for the Trust which were paid by the Sellers amounted to $400,000.

4.	Distributions
Security holders are entitled to receive distributions from the maturity of the U.S. Treasury Strips of $0.1650 per quarter (except for the first distribution on March 31, 2011 which will be $0.1833), payable quarterly to commence March 31, 2011.  There were no distributions to Security holders paid during the period from December 21, 2010 through December 31, 2010.

5.	Federal Income Taxation
The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.  Specifically, the Trust is a grantor trust under the U.S. federal income tax laws and as such, Security holders will be treated as if each holder owns directly its proportionate share of the assets held by the Trust.

As of December 31, 2010, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $52,057,476, of which $52,070,726 and $13,250 related to appreciated and depreciated investments, respectively.  The cost of investments for Federal income tax purposes was $292,506,690 at December 31, 2010.

2010 Swift Mandatory Common Exchange Security Trust
NOTES TO THE FINANCIAL STATEMENTS
As of and for the year ended December 31, 2010

The Trust records the impact of an uncertain tax position to the financial statements when an analysis indicates that the tax position taken is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position.  Based on the analysis, there were no tax positions identified which did not meet the “more likely than not” standard as of and for the period ended December 31, 2010.

6.	Fair Value Measurements
The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

                Level 3: Unobservable inputs that are not corroborated by market data.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

		Fair Value Measurements at December 31, 2010 Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	December 31, 2010	(Level 1)	(Level 2)	(Level 3)
Other
U.S. Treasury Securities	$ 45,018,708	$ 45,018,708	$ -	$ -
Total Other	45,018,708	45,018,708	-	-
Derivative Instruments
Forward Purchase Contracts	249,545,458	-	-	249,545,458
Total Derivative Instruments	249,545,458	-	-	249,545,458
Total	$ 294,564,166	$ 45,018,708	$ -	$ 249,545,458

			Fair Value Measurements Using Significant Unobservable Inputs (Level 3) for Investments for the period ended December 31, 2010
Fair Value Beginning Balance			$ -
Total Unrealized Gains Included in Net Increase in Net Assets Applicable to Security Holders			52,026,254
Purchases			197,519,204
Transfers Out of Level 3			-
Fair Value Ending Balance			$ 249,545,458

2010 Swift Mandatory Common Exchange Security Trust
NOTES TO THE FINANCIAL STATEMENTS
As of and for the year ended December 31, 2010

During the period ended December 31, 2010, there were no transfers between Level 1 and Level 2.
7.	Investment Transactions
For the period from December 21, 2010 through December 31, 2010, the Trust purchased U.S. Treasury Securities (at cost) and the Contracts (at cost) in the amount of $44,980,799 and $197,519,204, respectively.  The Trust did not sell any securities during the period ended December 31, 2010.

8.	Capital Share Transactions
During the period from December 21, 2010 through December 31, 2010, the Trust sold 22,727,273 Securities to qualified institutional buyers in reliance on Rule 144A under the Securities Act and received net proceeds of $242,500,003 ($250,000,003 net of selling commissions of $7,500,000).  As of December 31, 2010, there were 22,727,273 Securities issued and outstanding.

9.	Subsequent Events
The Trust has performed an evaluation of subsequent events through the date the financial statements were available to be issued.  No subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

On January 20, 2011, the Greenshoe Option of the Trust was exercised.  The subsequent issue called for an additional 1,119,091 Trust Securities to be issued for a total cost of $11,940,701 ($12,310,001 gross proceeds net of $369,300 of selling commissions).  The proceeds were used to purchase U.S. Treasury Securities and additional Forward Purchase Contracts for Class A common shares of Swift Transportation Company in the amount of $2,216,746 and $9,723,955, respectively.

2010 Swift Mandatory Common Exchange Security Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
2010 Swift Mandatory Common Exchange Securities Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the 2010 Swift  Mandatory Common Exchange Securities Trust (the “Trust”), as of December 31, 2010, and the related statements of operations, changes in net assets, cash flows, and financial highlights for the period from December 21 (commencement of operations) to December 31, 2010. These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and counterparties to the securities agreements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned portfolios of the 2010 Swift Mandatory Common Exchange Securities Trust as of December 31, 2010, and the results of its operations, changes in net assets, cash flows, and financial highlights for the period from December 21, 2010 to December 31, 2010, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Los Angeles, California
February 28, 2011

2010 Swift Mandatory Common Exchange Security Trust

ADDITIONAL INFORMATION (Unaudited)
December 31, 2010

Form N-Q
The Trust will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Trust’s Form N-Q and Form N-2 will be available on or before their respective filing dates without charge by visiting the SEC’s Web site at www.sec.gov.  In addition, you may review and copy the Trust’s Form N-Q at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

2010 Swift Mandatory Common Exchange Security Trust
Trustees and Officers (Unaudited)

Name, Address and Date of Birth	Position(s)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees:

Donald J. Puglisi Puglisi & Associates 850 Library Avenue, Suite 204 Newark, DE 19711 Born 1945	Managing	Duration of Trust, terminate automatically on January 14, 2014	Managing Director, Puglisi & Associates, 1973 to Present	1	Trustee, FundVantage Trust; Managing Trustee, 2009 Dole Food Automatic Commonn Exchange Security Trust.
	Trustee
		Since Inception

William R. Latham III Department of Economics University of Delaware Newark, DE 19716 Born 1944	Trustee	Duration of Trust, terminate automatically on January 14, 2014	Associate Professor of Economics, University of Delaware, 1971 to Present	1	Trustee, 2009 Dole Food Automatic Commonn Exchange Security Trust.
		Since Inception

James B. O'Neill Department of Economics University of Delaware Newark, DE 19716 Born 1939	Trustee	Duration of Trust, terminate automatically on January 14, 2014	Professor of Economics, University of Delaware, 1971 to Present	1	Trustee, 2009 Dole Food Automatic Commonn Exchange Security Trust.
		Since Inception

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Donald J. Puglisi is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “Other services” provided by the principal accountant were fees related to the initial organization of the Trust.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant. The Trust is not responsible for any fees and expenses associated with its ongoing operations.  A third-party has taken on the responsibility of all fees and expenses related to the Trust’s on-going operations.

FYE 12/31/2010
Audit Fees	$50,000
Audit-Related Fees	None
Tax Fees	None
All Other Fees	None

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by KPMG LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 12/31/2010
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2010
Registrant	None
Registrant’s Investment Adviser	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

2010 SWIFT MANDATORY COMMON EXCHANGE SECURITY TRUST

Proxy Voting Policies and Procedures

I. INTRODUCTION

The 2010 Swift Mandatory Common Exchange Security Trust (the “Company”) is the beneficial owner of its portfolio securities.  The Company’s Board of Trustees (the “Board”), acting on behalf of the Company, has the right and the fiduciary obligation to vote proxies relating to the Company’s portfolio securities in a manner consistent with the best interests of the Company and its stockholders.  Accordingly, the Board has adopted these Proxy Voting Policies and Procedures with respect to voting proxies relating to portfolio securities held by the Company (“Policies and Procedures”).

II.    FIDUCIARY DUTY

The right to vote proxies with respect to portfolio securities held by the Company is an asset of the Company.  The members of the Board (the “Trustees”) act as a fiduciary of the Company and must vote proxies in a manner consistent with the best interest of the Company and its stockholders.

III.    PROXY VOTING PROCEDURES

A.    Annual Review of Proxy Voting Policies.  At least annually, the Board shall review the Company’s Policies and Procedures.

B.     Annual Review of Proxy Voting Record.  At least annually, the Board shall review the record of each proxy voted with respect to portfolio securities held by the Company during the year.  With respect to any proxies that present a conflict of interest, the Board shall consider the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.  For this purpose, a “conflict of interest” shall be deemed to occur when a Trustee has a financial interest in a matter presented by a proxy to be voted on behalf of the Company, which may compromise the Trustee’s independence of judgment and action in voting the proxy.

C.    Resolution of Conflicts of Interest.  Where a proxy proposal raises a material conflict of interest between the interests of a Trustee and those of the Company, the Board shall resolve such conflict by (1) requesting that the Trustee recuse himself from Board deliberations on how the proxy should be voted, or (2) voting the proxy in accordance with a pre-determined policy relating to the manner of voting various types of proxy proposals.

IV.    ANNUAL FILING OF PROXY VOTING RECORD

The Company shall file by August 31 of each year an annual report of each proxy voted with respect to portfolio securities held by the Company during the twelve-month period ended June 30 on Form N-PX.

V.             PROXY VOTING DISCLOSURES

A.   The Company shall include in its Form N-CSR (certified shareholder report) a description of these Policies and Procedures.

B.     The Company shall include in its Annual and Semi-Annual Reports to shareholders:

1.
A statement that a description of these Policies and Procedures is available without charge, upon request, by calling the Company’s toll-free telephone number or through a specified Internet address, and on the SEC website.

2.
A statement that information regarding how the Company voted proxies relating to portfolio securities held by the Company during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company’s toll-free telephone number (or through a specified Internet address or both) and on the SEC website.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  The Trust has no portfolio managers and does not participate in active trading.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 12/14/10-12/31/10	0	0	0	0
Total	0	0	0	0
*Footnote the date each plan or program was announced, the dollar amount (or share or unit amount) approved, the expiration date (if any) of each plan or program, each plan or program that expired during the covered period, each plan or program registrant plans to terminate or let expire.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Managing Trustee has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  None.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  2010 Swift Mandatory Common Exchange Security Trust

By (Signature and Title)/s/ Donald J. Puglisi
                                                Donald J. Puglisi, Managing Trustee

Date    March 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Donald J. Puglisi
                                                 Donald J. Puglisi, Managing Trustee

Date March 2, 2011